Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Shareholders' Equity

Note 7. Shareholders’ equity

Class A common shares

The Class A common shares sold in the 2013 Offering (46,718,750 shares) and the 2012 Offering (35,360,898 shares) are subject to registration rights agreements. Under the terms of these agreements, we agreed to use commercially reasonable efforts to file a resale registration statement as soon as reasonably practical but not later than November 21, 2013 (unless extended by our board of trustees for a period not to exceed 180 days). In addition, these agreements provide that if by May 20, 2014 (unless extended by our board of trustees for a period not to exceed 180 days), either (i) a shelf registration statement for the resale of the Class A common shares has not been declared effective by the SEC, or (ii) our Class A common shares have not been listed for trading on a national securities exchange, we will be required to hold a special meeting of our shareholders for the purpose of considering and voting on the removal of our trustees, unless the holders of 75% of the outstanding Class A common shares sold in the 2013 Offering and in the 2012 Offering consent to a waiver or deferral of the special meeting.

In connection with the Management Internalization (see Note 10), we entered into a registration rights agreement with the Sponsor providing for registration rights exercisable after December 10, 2015. After June 10, 2015, if we are eligible to file a shelf registration statement, the Sponsor will have the right to request that we file and maintain a shelf registration statement to register for resale the Class A common shares and securities convertible into Class A common shares that are held by the Sponsor. The Sponsor also has a right to “piggy-back” registration rights to include the Class A common shares and securities convertible into Class A common shares that the Sponsor owns in other registration statements that we may initiate.

In connection with the Alaska Joint Venture Acquisition (see Note 10), we entered into a registration rights agreement with APFC. Under the terms of such agreement, after we become eligible to file a shelf registration statement on Form S-3, APFC has a right to request that we file and maintain a shelf registration statement with the SEC to register for resale the Class A common shares acquired by APFC in connection with the Alaska Joint Venture Acquisition. APFC also has a right to “piggy-back” registration in the event we conduct future offerings of Class A common shares for our own behalf.

As discussed in Note 15, the Company sold an additional 55,422,794 Class A common shares in August 2013 in connection with the IPO, 2013 Concurrent Private Placements and full exercise of the IPO underwriters’ option to purchase an additional 6,617,647 shares.

Class B common shares

Our Sponsor received a total of 635,075 shares of Class B common shares in our Company in connection with its investment in the 2012 Offering and the 2,770 Property Contribution (see Note 9). Each Class B common share generally entitles the holder to 50 votes on all matters that the holders of Class A common shares are entitled to vote. The issuance of Class B common shares to our Sponsor allows the Sponsor a voting right associated with its investment in the Company no greater than if it had solely received Class A common shares. Additionally, when the voting interest from Class A common shares and Class B common shares are added together, a shareholder is limited to a 30% total voting interest. Each Class B common share has the same economic interest as a Class A common share.

Class A units

Class A units represent voting equity interests in the Operating Partnership. Holders of Class A units in the Operating Partnership have the right to redeem the units for cash or, at the election of the Company, exchange the units for the Company’s Class A common shares on a one-for-one basis. The Company owned 90.42% and 99.92% of the total 143,855,792 and 38,697,333 Class A units outstanding as of June 30, 2013 and December 31, 2012, respectively.

Series C convertible units

Series C convertible units represent voting equity interests in the Operating Partnership. Holders of the Series C convertible units are entitled to distributions equal to the actual net cash flow of the properties contributed as part of the 2,770 Property Contribution up to a maximum of 3.9% per unit per annum based on a price per unit of $15.50, but will not be entitled to any distributions of income generated by any other properties or operations of our company or any liquidating distributions. Holders of the Series C units have a one-time right to convert all such units into Class A units on a unit for unit basis. If on the date of conversion, the contributed properties had not been initially leased for at least 98% of the scheduled rents (determined on an aggregate basis), then the Series C units with respect to the single-family properties leased for at least 98% of the scheduled rents (determined on an aggregate basis) will convert into Class A units, and the Series C units associated with the remaining single-family properties will convert into a number of Class A units determined by dividing the original aggregate cost of the properties (including the acquisition fees) by $15.50, with proportionate reduction in Class B common shares. If the Series C units have not been converted by the earlier of the third anniversary of the original issue date, or the date of commencement of a dissolution or liquidation, then the Series C units will automatically convert into Class A units at the specified conversion ratio defined above. As of June 30, 2013, the Sponsor owned all of the 31,085,974 outstanding Series C convertible units.

Series D convertible units

Series D convertible units represent non-voting equity interests in the Operating Partnership. Holders of the Series D convertible units do not participate in any distributions for 30 months from the date of issuance and do not participate in any liquidating distributions at any point in time. The Series D units are automatically convertible into Class A units on a one-for-one basis only after the later of (1) 30 months after the date of issuance and (2) the earlier of (i) the date on which adjusted funds from operations per Class A common share aggregates $0.80 or more over four consecutive quarters following the closing of the Management Internalization or (ii) the date on which the daily closing price of our Class A common shares on the NYSE averages $18.00 or more for two consecutive quarters following the closing of the Management Internalization. After 30 months, the Series D units will participate in distributions (other than liquidating distributions) at a rate of 70% of the per unit distributions on the Class A units. As of June 30, 2013, the Sponsor owned all of the 4,375,000 outstanding Series D units (see Note 10).

Series E convertible units

Series E convertible units represent non-voting equity interests in the Operating Partnership. Series E convertible units do not participate in any distributions and automatically convert into Series D units, or if the Series D units have previously converted into Class A units, into Class A units, on February 29, 2016 subject to an earn-out provision based on the level of pro forma annualized EBITDA contribution, as defined, of the Advisor and the Property Manager. Based on the terms of the earn-out provision, if pro forma annualized EBITDA contribution, as defined, equals or exceeds $28 million during the six-month period ending December 31, 2015 (the “measurement period”), the Series E units will convert into Series D units (or if the Series D units have previously converted into Class A units, into Class A units) on a one-for-one basis at February 29, 2016. If, during the measurement period, the pro forma annualized EBITDA contribution, as defined, is less than $28 million, the Series E units will convert into a number of Series D units (or if the Series D units have previously converted into Class A units, into Class A units) determined by (1) dividing (A) Pro Forma Annualized EBITDA Contribution during the Measurement Period less $14 million by (B) $14 million and (2) multiplying that result by 4,375,000. Series E units which are not converted at the end of the measurement period, if any, will be cancelled.

Because the Series E units may potentially be settled by issuing a variable number of Series D units or Class A units, the Series E units have been recorded at fair value and reflected as a liability in accordance with ASC 480, Distinguishing Liabilities and Equity, in the accompanying condensed consolidated balance sheets and will be marked to market each period. As of June 30, 2013, the Sponsor owned all of the 4,375,000 outstanding Series E units (see Note 10).

3.5% convertible perpetual preferred units

In connection with the Company’s acquisition of a Class B ownership interest in RJ American Homes 4 Rent Investments, LLC (“RJ LLC”) on December 31, 2012 (see Note 10), the Company issued 653,492 3.5% convertible perpetual preferred units (“Preferred Units”) to the Sponsor. The Preferred Units represented non-voting equity interest in the Operating Partnership and entitled the holder to a preferred annual distribution equal to $0.525 per unit, when authorized and declared by the general partner of the Operating Partnership (i.e., the Company). Distributions accrued on a cumulative basis from the date of original issue and were payable quarterly. Preferred Units were entitled to a liquidation preference that ranked above all other equity interests in the Operating Partnership and were payable in cash or property at fair market value (as determined by the general partner) of $15.00 per Preferred Unit, plus any accrued and unpaid distributions upon any liquidation or dissolution. Beginning on June 30, 2013, the Sponsor had a one-time right to tender all of the Preferred Units for Class A units of the Operating Partnership on a one-for-one basis.

In connection with the Sponsor’s contribution of its remaining ownership interest in RJ LLC to the Company on June 14, 2013, all of the outstanding 653,492 Preferred Units held by the Sponsor were converted into Class A units (see Note 10).

2012 Equity Incentive Plan

In 2012, we adopted the 2012 Equity Incentive Plan (the “Plan”) to provide persons with an incentive to contribute to the success of the Company and to operate and manage our business in a manner that will provide for the Company’s long-term growth and profitability. The Plan provides for the issuance of up to 1,500,000 Class A common shares through the grant of a “variety of awards” including stock options, stock appreciation rights, restricted stock, unrestricted shares, dividend equivalent rights and performance-based awards. The Plan terminates in November 2022, unless it is earlier terminated by the board of trustees. In April 2013, our board of trustees approved an amendment to the Plan allowing for an increase in the maximum number of Class A common shares available for issuance from 1,500,000 to 6,000,000.

In 2012, we granted stock options for 50,000 shares to trustees of the Company. These options vest over 4 years and expire 10 years from the date of grant. All of these options were outstanding as of June 30, 2013, and none were exercisable at that time. Noncash share-based compensation expense related to these options is based on the estimated fair value on the date of grant and is recognized in expense over the service period. Such expense is adjusted to consider estimated forfeitures. Estimated forfeitures are adjusted to reflect actual forfeitures at the end of the vesting period.

During 2012, the Company also granted stock options for 650,000 Class A common shares to certain employees of our Sponsor and its subsidiaries. During the six months ended June 30, 2013, 30,000 options were cancelled, no options were granted, and no options were exercised. None of these options were exercisable as of June 30, 2013. These options vest over 4 years and expire 10 years from the date of grant. Because these options were originally granted to nonemployees of the Company, noncash share-based compensation expense was initially recorded based on the estimated fair value of the options at grant date and was re-measured at the end of each period. As a result of the Management Internalization on June 10, 2013, certain former employees of the Sponsor became employees of the Company and, accordingly, stock options for 485,000 Class A common shares were reclassified as grants to employees and re-measured as of the date of the Management Internalization.

Total shared-based compensation expense related to stock options was $167,000 and $341,000 for the three and six months ended June 30, 2013, respectively. Such expense is adjusted to consider estimated forfeitures. Estimated forfeitures are adjusted to reflect actual forfeitures at the end of the vesting period. Also included in noncash share-based compensation expense for the three and six months ended June 30, 2013 was $112,000 associated with 6,500 Class A common shares issued to our trustees on April 4, 2013.

Subscription agreement

In 2012, we entered into a subscription agreement with the Sponsor under which the Sponsor had the option to purchase 3,333,334 Class A common shares through November 21, 2015 for an aggregate purchase price of $50,000,000 ($15.00 per share), the price per share of our Class A common shares in the 2012 Offering (the “Subscription Agreement”).

On April 16, 2013, the Company entered into an agreement with the Sponsor to fully settle the Subscription Agreement based on a price of $17.25 per share, a price determined based on the most recent trade in the Company’s shares at the time of settlement. Such settlement resulted in the issuance of 434,783 Class A common shares to the Sponsor.

Noncontrolling interest

Noncontrolling interest as reflected in the Company’s condensed consolidated balance sheet primarily consists of the interest held by the Sponsor in the Company’s Operating Partnership. As of June 30, 2013 and December 31, 2012, the Sponsor owned approximately 9.58% and 0.1%, respectively, of the Class A units in the Operating Partnership. Additionally, the Sponsor owned all 31,085,974 Series C convertible units and all 4,375,000 Series D convertible units in the Operating Partnership as of June 30, 2013. The Sponsor also owned all 653,492 Preferred Units in the Operating Partnership as of December 31, 2012, which were converted into Class A units on June 14, 2013 (see Note 10). Also included in noncontrolling interest are the outside ownership interests in the Company’s consolidated subsidiaries, RJ American Homes 4 Rent One, LLC (“RJ1”) and RJ American Homes 4 Rent Two, LLC (“RJ2”) (see Note 10).

Noncontrolling interest as reflected in the Company’s condensed consolidated statements of operations for the three and six months ended June 30, 2013 primarily consisted of $4,698,000 and $5,510,000, respectively, of preferred income allocated to Series C convertible units, $71,000 and $157,000, respectively, of preferred income allocated to Preferred Units (prior to the date of conversion) and $107,000 and $110,000, respectively, of net loss allocated to Class A units. Also included in noncontrolling interest in the Company’s condensed consolidated statements of operations for the three and six months ended June 30, 2013 was $2,000 of net income allocated to noncontrolling interests in the Company’s two consolidated subsidiaries, RJ1 and RJ2.

Note 7. Shareholders’ equity

Preferred stock authorization

Our Declaration of Trust authorizes the issuance of up to 100,000,000 preferred shares, none of which were issued or outstanding as of December 31, 2012.

Class A common shares

The Company had 38,663,998 Class A common shares outstanding as of December 31, 2012.

The Class A common shares sold in the 2012 Offering (35,360,898 shares) are subject to a registration rights agreement. Under the terms of this agreement, if we have not filed a resale registration statement by December 10, 2013 (unless extended by our board of trustees for a period not to exceed six months), then our Advisor will be penalized in an amount equal to 50% of its advisory fee. In addition, the agreement provides that if by June 9, 2014 (unless extended by our board of trustees for a period not to exceed six months) either (i) a shelf registration statement for the resale of the Class A common shares has not been declared effective by the Securities and Exchange Commission, or (ii) the Class A common shares have not been listed for trading on a national securities exchange, we will be required to hold a special meeting of our shareholders for the purpose of considering and voting on the removal of our trustees, unless the holders of 75% of the outstanding Class A common shares consent to a waiver or deferral of the special meeting.

Class B common shares

Our Sponsor received 667 shares of Class B common shares in our Company in connection with its investment in the 2012 Offering (see Note 8). On a pro forma basis including 634,408 shares issued in the 2,770 Property Contribution (see Note 9), there were 635,075 Class B common shares outstanding. Each Class B common share generally entitles the holder to 50 votes on all matters that the holders of Class A common shares are entitled to vote. The issuance of Class B common shares to our Sponsor allows the Sponsor a voting right associated with its investment in the Company no greater than if it had solely received Class A common shares. Additionally, when the voting interest from Class A common shares and Class B common shares are added together, a shareholder is limited to a 30% total voting interest. Each Class B common share has the same economic interest as a Class A common share.

Units of our Operating Partnership

As general partner of our Operating Partnership, we may cause the Operating Partnership to issue units in one or more classes. As of December 31, 2012, under the terms of the limited partnership agreement, four classes of units have been designated, Class A units, Class B units, LTIP units and 3.5% convertible perpetual preferred units. As of December 31, 2012, only Class A units (38,697,333 units) and 3.5% convertible perpetual preferred units (653,492 units) were outstanding.

The preferred units are non-voting equity interests in the Operating Partnership. When authorized and declared by the general partner, the preferred units are entitled to a preferred annual distribution equal to $0.525 per unit. Distributions accrue on a cumulative basis from the date of original issue and are payable quarterly. The preferred units are entitled to a liquidation preference that ranks above all other equity interests in the Operating Partnership and are payable in cash or property at fair market value (as determined by the general partner) of $15.00 per preferred unit, plus any accrued and unpaid distributions upon any liquidation or dissolution. Beginning on June 30, 2013, the Sponsor has a one-time right to tender all of the preferred units for Class A units of the Operating Partnership on a one-for-one basis. On or after January 2, 2018, the Operating Partnership, in its sole discretion, can elect to redeem the preferred units for cash at $15.00 per unit, plus any accrued and unpaid distributions. As the preferred units were issued on December 31, 2012, there are no associated dividends reflected in the accompanying consolidated financial statements.

2012 Equity Incentive Plan

In 2012, we adopted the 2012 Equity Incentive Plan (the “Plan”) to provide persons with an incentive to contribute to the success of the Company and to operate and manage our business in a manner that will provide for the Company’s long-term growth and profitability. The Plan provides for the grant of a “variety of awards” including stock options, stock appreciation rights, restricted stock, unrestricted shares, dividend equivalent rights and performance-based awards. The plan terminates in November 2022, unless it is earlier terminated by the board of Trustees. The Company has reserved 1,500,000 Class A common shares for issuance under the Plan.

In 2012, we granted stock options for 50,000 shares to Trustees of the Company. These options vest over 4 years and expire 10 years from the date of grant. All of these options were outstanding as of December 31, 2012, and none were exercisable at that time. Noncash share-based compensation expense related to these options is based on their estimated value on the date of grant and are recognized in expense over the service period. Such expense is adjusted to consider estimated forfeitures. Estimated forfeitures are adjusted to reflect actual forfeitures at the end of the vesting period. Noncash share-based compensation expense related to these options during 2012 was $5,000.

During 2012, the Company also granted stock options for 650,000 Class A common shares to certain employees of our Property Manager and our Advisor, all of which were outstanding as of December 31, 2012. None of these options were exercisable as of December 31, 2012. These options vest over 4 years and expire 10 years from the date of grant. Because these options were granted to nonemployees of the Company, noncash share-based compensation expense was recorded based on the estimated fair value of the options and will be re-measured at the end of each period until the performance criteria is met. Such expense is adjusted to consider estimated forfeitures, which are adjusted to reflect actual forfeitures at the end of the vesting period. Noncash share-based compensation expense related to these options during 2012 of $65,000 is reflected in the accompanying consolidated statements of operations.

The following table summarizes stock options outstanding and the related valuation inputs as of December 31, 2012:

	Options issued to Trustees	Options issued to employees of Property Manager and Advisor
Stock options outstanding	50,000	650,000
Weighted average exercise price	$15.00	$15.00
Weighted average fair value at date of grant	$4.24	$4.24
Weighted average remaining life (years)	9.9	9.9
Expected term (years)	7	7
Dividend yield	3%	3%
Volatility	39%	39%
Risk-free interest rate	1.0%	1.0%

During 2012, we granted stock options for an aggregate of 700,000 shares, none of which were forfeited or exercised during the period, and all of which remained outstanding as of December 31, 2012. None of these options were exercisable as of December 31, 2012. These options had a weighted average exercise price of $15.00 per share and a weighted average remaining contractual term of 9.9 years. These options had no intrinsic value as of December 31, 2012.

The Company estimates volatility based on the average volatility based on publicly available information for a pool of comparable real estate companies for a comparable term. Due to the Company’s limited history, the Company utilizes the simplified method of determining the expected term based on the vesting schedules and terms of the stock options. The risk-free interest rate factor utilized is based upon the implied yields currently available on U.S. Treasury zero-coupon issues over the expected term of the stock options. The expected dividend yield was based on a review of expected results of the Company and a survey of dividend yield for other REITs.

Subscription agreement

In connection with the 2012 Offering, we entered into a subscription agreement with the Sponsor under which the Sponsor has the option to purchase 3,333,334 Class A common shares for an aggregate purchase price of $50,000,000 ($15.00 per share), the price per share of our Class A common shares in the 2012 Offering. The option expires on November 21, 2015. The shares issued upon exercise of the option will be subject to certain restrictions as to resale. The value of this option as of the date of issuance (November 21, 2012) has been estimated to be $5,307,000, and has been considered to be a cost of the 2012 Offering. The value was determined using the Black-Scholes valuation model at the date of grant with the following assumptions:

Expected volatility	26.4%
Expected term	1.5 years
Risk-free interest rate	0.2%
Dividend yield	3.0%

Noncontrolling interest

Noncontrolling interest in the Company’s consolidated balance sheet represents the interest held by the Sponsor in the Company’s Operating Partnership (see Notes 1 and 4). As of December 31, 2012, the Sponsor owns approximately 0.1% of the Class A units and 653,492 of 3.5% convertible perpetual preferred units in the Company’s Operating Partnership. On a pro forma basis, noncontrolling interest includes Series C Convertible Units issued in connection with the 2,770 Property Contribution. The rights and privileges of the different types of units in our Operating Partnership are described in Note 7.